Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Cash in NIS	32,665	15,558	4,151
Cash in USD	38,677	13,586	3,625
Cash in EURO	40	46,739	12,470

	71,382	75,883	20,246